Major Customers	12 Months Ended
Dec. 31, 2020
Disclosure of major customers [text block] [Abstract]
MAJOR CUSTOMERS
28.	MAJOR CUSTOMERS

Revenues from four customers of the Company for the year ended December 31, 2020 represent approximately $2,445,000 or 41% of the Company’s total revenues (December 31, 2019 is four customers representing $4,808,000 or 49% of total revenues). As two of these customers required extended payment terms, 50% bad debt provisions were take on these accounts as part of the Company’s accounting policy for aged receivable provisions.